Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Assets Held For Sale Tables
Assets held for sale
SALE OF IDAHO-MARYLAND PROJECT	Idaho-Maryland
Sale of property	$350,000
Selling Costs	(30,295)
Net Proceeds	319,705
Cost of property	336,056
Loss on sale	$(16,351)

ASSETS HELD FOR SALE	Assets Held for Sale
Balance at 01 January 2016	$490,508
Disposition of assets	(336,056)
Balance at 31 December 2016 and 31 December 2017	$154,452